Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
I.  MULTI-STRATEGY INCOME FUND INVESTMENT STRATEGY CHANGES: Effective March 1, 2022 the following changes will be made in the management of the Fund:

•
The Fund will be managed with a benchmark relative approach, meaning that the Fund’s performance will be able to be assessed relative to its new benchmark. Currently the Fund is managed with a benchmark agnostic approach, meaning that the Fund’s current benchmark is not determinative of what instruments and asset classes are selected for the Fund.

•
The Fund’s target strategic asset allocation will be 40% to global equity or equity related securities or instruments, including equity securities of real assets-related companies, and 60% to global fixed income or fixed income-related securities or instruments, including high yield and emerging markets debt. However, the Fund will not be required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations

•	The Fund’s benchmark will change from the ICE BofA Global High Yield 2% Constrained Index (USD Hedged) to the 30% FTSE All‑World/70% FTSE US Broad Investment Grade Composite Index (gross).
II.  MULTI-ASSET GROWTH STRATEGY FUND INVESTMENT STRATEGY CHANGES: Effective March 1, 2022 the following changes will be made in the management of the Fund:

•
The Fund will be managed with a benchmark relative approach, meaning that the Fund’s performance will be able to be assessed relative to its new benchmark. Currently the Fund is managed with a benchmark agnostic approach, meaning that the Fund’s current benchmark is not determinative of what instruments and asset classes are selected for the Fund.

•
The Fund’s target strategic asset allocation will be 60% to global equity or equity related securities or instruments, including equity securities of real assets-related companies, and 40% to global fixed income or fixed income-related securities or instruments, including high yield debt. However, the Fund will not be required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations

•	The Fund’s benchmark will change from the S&P 500 Index to the 60% FTSE All‑World/40% FTSE US Broad Investment Grade Composite Index (gross).

•
The Fund will no longer invest indirectly through a wholly-owned subsidiary of the Fund in commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions, and as a result, the wholly-owned subsidiary will be liquidated.

•
Given the liquidation of the wholly-owned subsidiary and in light of the changes in the management of the Fund, RIM, the Fund’s investment adviser, will no longer have reason to act on behalf of the Fund in RIM’s capacity as a “commodity pool operator” (“CPO”) registered with the Commodity Futures Trading Commission. Pursuant to a claim for exclusion from the definition of the term CPO under the Commodity Exchange Act (“CEA”), RIM and the Fund will not be subject to registration or regulation as CPOs under the CEA.

III.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. 1‑3 Month Treasury Bill Index	Bloomberg U.S. 1‑3 Month Treasury Bill Index
Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Corporate Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays 60% Muni HY Tax‑Exempt/40% Muni Bond Index	Bloomberg 60% Muni HY Tax‑Exempt/40% Muni Bond Index
Bloomberg Barclays Municipal 1‑10 Yr Blend (1‑12) Index	Bloomberg Municipal 1‑10 Yr Blend (1‑12) Index
Bloomberg Barclays Municipal 1‑15 Yr Blend (1‑17) Index	Bloomberg Municipal 1‑15 Yr Blend (1‑17) Index
XIV.  TAX‑EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax‑Exempt High Yield Bond Fund in the Prospectus listed above:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	M	P	S	T
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b‑1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	0.25%
Other Expenses (including shareholder services fees of 0.25% for Class C Shares)	0.31%	0.56%	0.31%	0.31%	0.16%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.81%	0.81%	0.66%	0.81%	1.06%
Less Fee Waivers and Expense Reimbursements	(0.17)%	(0.17)%	(0.17)%	(0.27)%	(0.19)%	(0.20)%	(0.17)%
Net Annual Fund Operating Expenses	0.89%	1.64%	1.64%	0.54%	0.47%	0.61%	0.89%

#
Until February 28, 2022, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b‑1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2022, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P Shares. These waivers may not be terminated during the relevant period except with Board approval.
Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.03% of its transfer agency fees for Class S Shares. This waiver may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
“Other Expenses” for Class C1, Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	M	P	S	T
1 Year	$462	$167	$267	$55	$48	$62	$339
3 Years	$683	$553	$553	$232	$192	$239	$562
5 Years	$922	$964	$964	$423	$349	$430	$804
10 Years	$1,606	$2,113	$2,113	$977	$804	$983	$1,497
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
Moderate Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
Equity Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.
IV.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)
Multifactor Funds: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INDEX NAME CHANGE: The following name change is made to the Index listed in the Prospectus for the Multifactor Bond Fund:

Current Name	New Name
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)

Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
I.  MULTI-STRATEGY INCOME FUND INVESTMENT STRATEGY CHANGES: Effective March 1, 2022 the following changes will be made in the management of the Fund:

•
The Fund will be managed with a benchmark relative approach, meaning that the Fund’s performance will be able to be assessed relative to its new benchmark. Currently the Fund is managed with a benchmark agnostic approach, meaning that the Fund’s current benchmark is not determinative of what instruments and asset classes are selected for the Fund.

•
The Fund’s target strategic asset allocation will be 40% to global equity or equity related securities or instruments, including equity securities of real assets-related companies, and 60% to global fixed income or fixed income-related securities or instruments, including high yield and emerging markets debt. However, the Fund will not be required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations

•	The Fund’s benchmark will change from the ICE BofA Global High Yield 2% Constrained Index (USD Hedged) to the 30% FTSE All‑World/70% FTSE US Broad Investment Grade Composite Index (gross).

Multi-Asset Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
II.  MULTI-ASSET GROWTH STRATEGY FUND INVESTMENT STRATEGY CHANGES: Effective March 1, 2022 the following changes will be made in the management of the Fund:

•
The Fund will be managed with a benchmark relative approach, meaning that the Fund’s performance will be able to be assessed relative to its new benchmark. Currently the Fund is managed with a benchmark agnostic approach, meaning that the Fund’s current benchmark is not determinative of what instruments and asset classes are selected for the Fund.

•
The Fund’s target strategic asset allocation will be 60% to global equity or equity related securities or instruments, including equity securities of real assets-related companies, and 40% to global fixed income or fixed income-related securities or instruments, including high yield debt. However, the Fund will not be required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations

•	The Fund’s benchmark will change from the S&P 500 Index to the 60% FTSE All‑World/40% FTSE US Broad Investment Grade Composite Index (gross).

•
The Fund will no longer invest indirectly through a wholly-owned subsidiary of the Fund in commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions, and as a result, the wholly-owned subsidiary will be liquidated.

•
Given the liquidation of the wholly-owned subsidiary and in light of the changes in the management of the Fund, RIM, the Fund’s investment adviser, will no longer have reason to act on behalf of the Fund in RIM’s capacity as a “commodity pool operator” (“CPO”) registered with the Commodity Futures Trading Commission. Pursuant to a claim for exclusion from the definition of the term CPO under the Commodity Exchange Act (“CEA”), RIM and the Fund will not be subject to registration or regulation as CPOs under the CEA.

Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
III.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. 1‑3 Month Treasury Bill Index	Bloomberg U.S. 1‑3 Month Treasury Bill Index
Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Corporate Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays 60% Muni HY Tax‑Exempt/40% Muni Bond Index	Bloomberg 60% Muni HY Tax‑Exempt/40% Muni Bond Index
Bloomberg Barclays Municipal 1‑10 Yr Blend (1‑12) Index	Bloomberg Municipal 1‑10 Yr Blend (1‑12) Index
Bloomberg Barclays Municipal 1‑15 Yr Blend (1‑17) Index	Bloomberg Municipal 1‑15 Yr Blend (1‑17) Index

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
III.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. 1‑3 Month Treasury Bill Index	Bloomberg U.S. 1‑3 Month Treasury Bill Index
Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Corporate Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays 60% Muni HY Tax‑Exempt/40% Muni Bond Index	Bloomberg 60% Muni HY Tax‑Exempt/40% Muni Bond Index
Bloomberg Barclays Municipal 1‑10 Yr Blend (1‑12) Index	Bloomberg Municipal 1‑10 Yr Blend (1‑12) Index
Bloomberg Barclays Municipal 1‑15 Yr Blend (1‑17) Index	Bloomberg Municipal 1‑15 Yr Blend (1‑17) Index

Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
III.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. 1‑3 Month Treasury Bill Index	Bloomberg U.S. 1‑3 Month Treasury Bill Index
Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Corporate Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays 60% Muni HY Tax‑Exempt/40% Muni Bond Index	Bloomberg 60% Muni HY Tax‑Exempt/40% Muni Bond Index
Bloomberg Barclays Municipal 1‑10 Yr Blend (1‑12) Index	Bloomberg Municipal 1‑10 Yr Blend (1‑12) Index
Bloomberg Barclays Municipal 1‑15 Yr Blend (1‑17) Index	Bloomberg Municipal 1‑15 Yr Blend (1‑17) Index

Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
III.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. 1‑3 Month Treasury Bill Index	Bloomberg U.S. 1‑3 Month Treasury Bill Index
Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Corporate Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays 60% Muni HY Tax‑Exempt/40% Muni Bond Index	Bloomberg 60% Muni HY Tax‑Exempt/40% Muni Bond Index
Bloomberg Barclays Municipal 1‑10 Yr Blend (1‑12) Index	Bloomberg Municipal 1‑10 Yr Blend (1‑12) Index
Bloomberg Barclays Municipal 1‑15 Yr Blend (1‑17) Index	Bloomberg Municipal 1‑15 Yr Blend (1‑17) Index
XIV.  TAX‑EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax‑Exempt High Yield Bond Fund in the Prospectus listed above:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	M	P	S	T
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b‑1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	0.25%
Other Expenses (including shareholder services fees of 0.25% for Class C Shares)	0.31%	0.56%	0.31%	0.31%	0.16%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.81%	0.81%	0.66%	0.81%	1.06%
Less Fee Waivers and Expense Reimbursements	(0.17)%	(0.17)%	(0.17)%	(0.27)%	(0.19)%	(0.20)%	(0.17)%
Net Annual Fund Operating Expenses	0.89%	1.64%	1.64%	0.54%	0.47%	0.61%	0.89%

#
Until February 28, 2022, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b‑1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2022, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P Shares. These waivers may not be terminated during the relevant period except with Board approval.
Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.03% of its transfer agency fees for Class S Shares. This waiver may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
“Other Expenses” for Class C1, Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	M	P	S	T
1 Year	$462	$167	$267	$55	$48	$62	$339
3 Years	$683	$553	$553	$232	$192	$239	$562
5 Years	$922	$964	$964	$423	$349	$430	$804
10 Years	$1,606	$2,113	$2,113	$977	$804	$983	$1,497

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED March 1, 2021
III.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. 1‑3 Month Treasury Bill Index	Bloomberg U.S. 1‑3 Month Treasury Bill Index
Bloomberg Barclays U.S. Corporate Index	Bloomberg U.S. Corporate Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays 60% Muni HY Tax‑Exempt/40% Muni Bond Index	Bloomberg 60% Muni HY Tax‑Exempt/40% Muni Bond Index
Bloomberg Barclays Municipal 1‑10 Yr Blend (1‑12) Index	Bloomberg Municipal 1‑10 Yr Blend (1‑12) Index
Bloomberg Barclays Municipal 1‑15 Yr Blend (1‑17) Index	Bloomberg Municipal 1‑15 Yr Blend (1‑17) Index

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.
IV.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.
IV.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Balanced Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.
IV.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.
IV.  INDEX NAME CHANGES: The following name changes are made to the Indexes listed in the Prospectus above:

Current Name	New Name
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and T
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INVESTMENT STRATEGIES OF THE CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: For each Fund in the Prospectus listed above, RIM no longer directly manages Fund assets. All Fund assets are now invested only in the Underlying Funds. As a result, the Funds no longer invest in derivative instruments or hold cash. All references to RIM directly managing Fund assets, Fund investments in derivative instruments and the Funds holding cash in the Investment Strategies or Risks sections of the Prospectus listed above are hereby removed.
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Equity Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.

Multifactor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Multifactor Funds: Classes A, C, C1, M, P, R6, S, T and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 21, 2021 to
PROSPECTUS DATED MARCH 1, 2021
I.  INDEX NAME CHANGE: The following name change is made to the Index listed in the Prospectus for the Multifactor Bond Fund:

Current Name	New Name
Bloomberg Barclays Global Aggregate Bond Index (USD‑Hedged)	Bloomberg Global Aggregate Bond Index (USD‑Hedged)